Schedule Of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension
Defined Benefit Plan Disclosure [Line Items]
2013	$ 19,589
2014	21,126
2015	23,028
2016	24,892
2017	26,631
Years 2018 - 2022	156,728
Postretirement Benefit
Defined Benefit Plan Disclosure [Line Items]
2013	3,980
2014	2,820
2015	2,866
2016	2,816
2017	2,718
Years 2018 - 2022	$ 11,604